Schedule H, line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN number	81-3496944
Plan number	001
Participant loans	$ 226,315
Total assets held for investment purposes	$ 1,326,394,940
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate, percentage	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate, percentage	10.00%
Investment, Identifier [Axis]: Common Collective Trust Funds | Capital Group International Equity Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 20,941,667
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Retirement Savings Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18,504,281
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2020 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	33,058,099
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2025 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	55,298,048
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2030 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	91,673,553
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2035 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	73,342,274
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2040 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	75,655,860
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2045 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	55,542,892
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2050 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35,900,958
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2055 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	22,701,386
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2060 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	17,778,983
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2065 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,598,921
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement 2070 Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,199,006
Investment, Identifier [Axis]: Common Collective Trust Funds | Vanguard Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,692,236
Investment, Identifier [Axis]: Mutual Funds | Baird Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6,034,659
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	54,334,092
Investment, Identifier [Axis]: Mutual Funds | Fidelity Growth Strategies K6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	25,777,791
Investment, Identifier [Axis]: Mutual Funds | Vanguard Emerging Markets Stock Index Administrator
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,878,971
Investment, Identifier [Axis]: Mutual Funds | Vanguard Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	23,601,962
Investment, Identifier [Axis]: Mutual Funds | Vanguard Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	57,212,572
Investment, Identifier [Axis]: Mutual Funds | Vanguard Institutional Index Fund Instl Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	117,898,483
Investment, Identifier [Axis]: Mutual Funds | Vanguard Selected Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	30,838,492
Investment, Identifier [Axis]: Mutual Funds | Vanguard Short-Term Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	9,984,333
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,401,795
Investment, Identifier [Axis]: Mutual Funds | Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	15,494,396
Investment, Identifier [Axis]: Mutual Funds | Vanguard Treasury Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	40,707,248
Investment, Identifier [Axis]: Mutual Funds | Vanguard U.S. Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	101,279,705
Investment, Identifier [Axis]: Mutual Funds | Vanguard Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	20,502,909
Investment, Identifier [Axis]: Vertiv Holdings Co
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 248,333,053